UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09455

        Nuveen New Jersey Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:         09/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ)
	September 30, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.6% (0.4% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 260	5.000%, 1/01/32	1/15 at 100.00	Baa3	$260,068
230	5.125%, 1/01/37	1/15 at 100.00	Baa3	231,753
45	New Jersey Economic Development Authority, General Motors Corporation, Series 1984,	No Opt. Call	B–	44,442
	5.350%, 4/01/09

535	Total Consumer Discretionary			536,263

	Consumer Staples – 4.6% (3.2% of Total Investments)
895	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	942,981
	Series 2002, 5.750%, 6/01/32
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
2,240	6.125%, 6/01/24	6/13 at 100.00	BBB	2,420,163
1,125	6.375%, 6/01/32	6/13 at 100.00	BBB	1,234,800

4,260	Total Consumer Staples			4,597,944

	Education and Civic Organizations – 21.7% (14.9% of Total Investments)
250	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	267,633
	Series 2004C, 5.500%, 7/01/23
385	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	AAA	409,263
	5.000%, 7/01/30 – MBIA Insured
750	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AAA	811,455
	2004L, 5.125%, 7/01/21 – MBIA Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,
	Series 2005F:
1,200	5.000%, 7/01/17 – FGIC Insured	7/15 at 100.00	AAA	1,302,144
1,000	5.000%, 7/01/24 – FGIC Insured	7/15 at 100.00	AAA	1,066,720
520	5.000%, 7/01/32 – FGIC Insured	7/15 at 100.00	AAA	550,768
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	Aaa	1,030,334
	2006, 5.000%, 7/01/36 – AMBAC Insured
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of	7/11 at 100.00	AAA	1,064,050
	Technology, Series 2001G, 5.250%, 7/01/18 – MBIA Insured
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of	1/14 at 100.00	AAA	1,069,530
	Technology, Series 2004B, 5.000%, 7/01/21 – AMBAC Insured
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College, Series 2001C,	7/11 at 101.00	AAA	1,563,420
	5.000%, 7/01/31 – FGIC Insured
625	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C,	7/14 at 100.00	AAA	662,650
	5.000%, 7/01/24 – MBIA Insured
630	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/14 at 100.00	AAA	682,063
	Series 2004A, 5.125%, 7/01/19 – FGIC Insured
300	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	AA	313,779
	2002A, 5.000%, 7/01/17 – RAAI Insured
200	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Seton Hall University	7/11 at 100.00	AAA	213,752
	Project, Series 2001A, 5.250%, 7/01/16 – AMBAC Insured
	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Seton Hall University
	Project, Series 2001G:
3,820	4.875%, 7/01/21 – AMBAC Insured	7/11 at 100.00	AAA	3,957,366
1,600	5.000%, 7/01/26 – AMBAC Insured	7/11 at 100.00	AAA	1,659,792
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart,
	Series 2001:
2,000	5.250%, 9/01/21	9/11 at 100.00	BBB	2,066,840
500	5.250%, 9/01/31	9/11 at 100.00	BBB	513,820
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 101.00	BBB–	526,725
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2002, 5.500%, 12/01/31
1,905	University of Puerto Rico, University System Revenue Bonds, Series 1995M, 5.250%, 6/01/25 –	12/06 at 100.75	AAA	1,921,383
	MBIA Insured

20,655	Total Education and Civic Organizations			21,653,487

	Energy – 1.1% (0.8% of Total Investments)
1,000	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC	1/13 at 100.00	BBB	1,128,520
	Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)

	Financials – 2.0% (1.3% of Total Investments)
850	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher	11/08 at 101.00	N/R	863,370
	Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)
250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds,	4/08 at 100.00	Ba3	259,118
	Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14
750	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	826,433
	Project, Series 2002, 5.750%, 10/01/21

1,850	Total Financials			1,948,921

	Health Care – 16.6% (11.4% of Total Investments)
310	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	8/14 at 100.00	BBB	333,191
	2004A, 5.750%, 2/15/34
130	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	137,146
	Hospital, Series 2005A, 5.500%, 7/01/36
180	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	185,918
	Center, Series 2006, 5.125%, 7/01/35
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	7/11 at 100.00	A2	3,708,845
	Obligated Group, Series 2001, 5.625%, 7/01/31
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson
	University Hospital, Series 2000:
750	5.750%, 7/01/25	7/10 at 100.00	A2	801,638
3,000	5.750%, 7/01/31	7/10 at 100.00	A2	3,206,550
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Baa3	1,037,270
	Series 2003, 5.500%, 7/01/33
1,350	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/12 at 100.00	Baa1	1,454,436
	System, Series 2002, 5.875%, 7/01/21
845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	7/14 at 100.00	AA	906,913
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB–	554,660
	Obligated Group, Series 2000, 7.500%, 7/01/30
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Virtua Health System,	1/09 at 101.00	AAA	1,568,745
	Series 1998, 5.250%, 7/01/10 – FSA Insured
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Burdette	7/09 at 101.00	A2	2,596,250
	Tomlin Memorial Hospital, Series 1999, 5.500%, 7/01/29
40	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Elizabeth	7/07 at 102.00	BBB–	41,272
	Hospital Obligated Group, Series 1997, 6.000%, 7/01/27

15,605	Total Health Care			16,532,834

	Long-Term Care – 2.2% (1.5% of Total Investments)
250	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	N/R	270,675
	Wards Homestead, Series 2004A, 5.800%, 11/01/31
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New
	Jersey, Series 2001:
1,000	6.000%, 6/01/25	6/11 at 102.00	A–	1,104,860
335	5.500%, 6/01/31	6/11 at 102.00	A–	357,485
500	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	1/08 at 102.00	BB+	487,320
	Obligated Group, Series 1998, 5.125%, 7/01/25

2,085	Total Long-Term Care			2,220,340

	Tax Obligation/General – 2.9% (2.0% of Total Investments)
1,000	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	AAA	1,076,540
	AMBAC Insured
360	New Jersey, General Obligation Bonds, Series 2005L, 5.250%, 7/15/16 – AMBAC Insured	No Opt. Call	AAA	402,462
1,350	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.250%, 7/01/27 -	7/11 at 100.00	AAA	1,429,529
	FSA Insured

2,710	Total Tax Obligation/General			2,908,531

	Tax Obligation/Limited – 24.0% (16.4% of Total Investments)
600	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	673,932
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,745	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003,	12/13 at 100.00	AAA	1,871,321
	5.000%, 12/01/18 – MBIA Insured
1,500	Camden County Improvement Authority, New Jersey, County Guaranteed Lease Revenue Bonds, Series	9/15 at 100.00	AAA	1,632,960
	2005A, 5.000%, 9/01/16 – FSA Insured
1,100	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series	1/15 at 102.00	AAA	1,217,535
	2004, 5.250%, 1/01/16 – AMBAC Insured
500	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.000%,	No Opt. Call	Aaa	537,645
	12/15/12 – FSA Insured
815	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	912,564
	Series 2005C, 5.125%, 11/01/18 – FSA Insured
1,055	Gloucester County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2005A,	9/15 at 100.00	AAA	1,133,070
	5.000%, 9/01/20 – MBIA Insured
1,200	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004,	6/14 at 100.00	BBB	1,282,704
	5.750%, 6/15/34
2,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	AAA	2,416,282
	2004A, 5.250%, 7/01/15 – MBIA Insured
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	9/12 at 100.00	AAA	1,077,590
	Improvement Bonds, Fund Issue, Series 2002A, 5.250%, 9/01/19 – AMBAC Insured
525	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	No Opt. Call	AAA	573,610
	Improvement Fund, Series 2005A, 5.000%, 9/01/15 – FSA Insured
925	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of	9/15 at 100.00	AAA	1,001,174
	Human Services – Greystone Park Psychiatric Hospital, Series 2005, 5.000%, 9/15/18 –
	AMBAC Insured
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	AAA	1,114,450
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured
1,000	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 –	9/15 at 100.00	AAA	1,074,520
	FGIC Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
350	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	AAA	381,623
610	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	AAA	663,265
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AAA	1,481,493
	5.500%, 12/15/16 – MBIA Insured
1,280	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AAA	1,377,190
	5.000%, 6/15/19 – FSA Insured
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	1,508,026
	5.500%, 12/15/22
405	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	AAA	409,281
	2006A, 4.500%, 7/01/36 – CIFG Insured
1,500	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund	10/08 at 101.00	AA	1,554,885
	Loan Note, Series 1998A, 5.500%, 10/01/18 – RAAI Insured

21,910	Total Tax Obligation/Limited			23,895,120

	Transportation – 24.8% (17.0% of Total Investments)
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
1,000	5.000%, 1/01/25 – MBIA Insured	1/15 at 100.00	AAA	1,062,790
1,000	5.000%, 1/01/26 – MBIA Insured	1/15 at 100.00	AAA	1,061,350
500	5.000%, 1/01/27 – MBIA Insured	1/15 at 100.00	AAA	530,315
1,000	5.000%, 1/01/28 – MBIA Insured	1/15 at 100.00	AAA	1,059,200
900	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	950,058
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
180	6.500%, 1/01/16	No Opt. Call	A	209,750
50	6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AAA	58,548
3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AAA	3,206,100
1,195	New Jersey Turnpike Authority, Revenue Bonds, Series 2005C, 5.000%, 1/01/35 – FSA Insured	1/15 at 100.00	AAA	1,259,757
375	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	AAA	404,610
	5.250%, 1/01/21 – MBIA Insured
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninth	1/07 at 101.00	AAA	2,029,660
	Series 1997, 5.375%, 1/15/32 – MBIA Insured
500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	AA–	525,030
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
3,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twentieth	10/07 at 101.00	AAA	3,593,030
	Series 2000, 5.500%, 10/15/35 – MBIA Insured (Alternative Minimum Tax)
5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/07 at 102.00	AAA	5,209,399
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – MBIA Insured (Alternative Minimum Tax)
3,435	South Jersey Transportation Authority New Jersey, Transportation System Revenue Bonds, Series	11/09 at 101.00	AAA	3,590,777
	1999, 5.125%, 11/01/22 – AMBAC Insured

23,635	Total Transportation			24,750,374

	U.S. Guaranteed – 20.3% (13.9% of Total Investments) (4)
	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,
	Series 2003A:
900	5.000%, 11/01/20 (Pre-refunded 11/01/13) – FSA Insured	11/13 at 100.00	AAA	974,790
1,015	5.000%, 11/01/21 (Pre-refunded 11/01/13) – FSA Insured	11/13 at 100.00	AAA	1,099,347
1,630	Hamilton Township, Mercer County Board of Education, New Jersey, General Obligation Bonds,	8/10 at 100.00	AAA	1,701,427
	Series 2001, 4.750%, 8/15/19 (Pre-refunded 8/15/10) – FSA Insured
2,400	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2001A,	6/11 at 100.00	AAA	2,550,168
	5.000%, 6/15/21 (Pre-refunded 6/15/11) – AMBAC Insured
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2003F,	6/13 at 100.00	AAA	1,094,980
	5.250%, 6/15/21 (Pre-refunded 6/15/13) – FGIC Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C:
1,000	5.500%, 6/15/17 (Pre-refunded 6/15/13)	6/13 at 100.00	AAA	1,109,750
1,000	5.500%, 6/15/18 (Pre-refunded 6/15/13)	6/13 at 100.00	AAA	1,109,750
1,020	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	Aaa	1,108,811
	5.000%, 6/15/19 (Pre-refunded 6/15/15) – FSA Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
130	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	152,593
20	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	23,476
905	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	1,062,280
1,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	1,615,230
	5.500%, 10/01/40
	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001:
2,150	5.250%, 7/01/27 (Pre-refunded 7/01/11) – FSA Insured	7/11 at 100.00	AAA	2,311,938
1,000	5.125%, 7/01/30 (Pre-refunded 7/01/11) – FSA Insured	7/11 at 100.00	AAA	1,069,890
3,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	3,255,570
	6.000%, 7/01/26 (Pre-refunded 7/01/10)

18,670	Total U.S. Guaranteed			20,240,000

	Utilities – 2.2% (1.5% of Total Investments)
1,425	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and	12/06 at 100.00	Baa3	1,447,088
	Resource Recovery System Revenue Bonds, Series 1991B, 7.500%, 12/01/09 (Alternative
	Minimum Tax)
750	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public	No Opt. Call	Baa1	773,843
	Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12

2,175	Total Utilities			2,220,931

	Water and Sewer – 22.9% (15.7% of Total Investments)
225	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	246,202
	6.000%, 7/01/25
4,635	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water	5/08 at 102.00	Aaa	4,815,764
	Company, Series 1997B, 5.375%, 5/01/32 – FGIC Insured (Alternative Minimum Tax)
7,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water	2/08 at 102.00	AAA	7,216,439
	Company, Series 1998, 5.350%, 2/01/38 – MBIA Insured (Alternative Minimum Tax)
2,775	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series	9/08 at 101.00	AAA	2,833,719
	1998A, 4.500%, 9/01/18
15,840	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2001A,	No Opt. Call	Aaa	7,699,823
	0.000%, 8/01/23 – MBIA Insured

30,475	Total Water and Sewer			22,811,947

$ 145,565	Total Investments (cost $138,943,688) – 145.9%			145,445,212

	Other Assets Less Liabilities – 2.2%			2,262,030

	Preferred Shares, at Liquidation Value – (48.1)%			(48,000,000)

	Net Assets Applicable to Common Shares – 100%			$99,707,242

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2006, the cost of investments was $138,915,698.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

Gross unrealized:
Appreciation	$6,579,599
Depreciation	(50,085)

Net unrealized appreciation (depreciation) of investments	$6,529,514

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         November 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        November 28, 2006

* Print the name and title of each signing officer under his or her signature.